Unconsolidated Joint Ventures (Details 8) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Maturing debt:
Total outstanding debt	$ 391,202,000	$ 483,186,000
Variable interest entity, not the primary beneficiary
Maturing debt:
2012	137,092,000
2013	33,167,000
2014	11,687,000
2015	27,800,000
2016	8,000,000
Thereafter	176,735,000
Total	394,481,000
Variable interest entity, not the primary beneficiary | IN Retail Fund LLC
Maturing debt:
2012	47,300,000
2013	33,167,000
2014	11,687,000
2015	22,000,000
2016	8,000,000
Thereafter	58,780,000
Total	180,934,000
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora I
Maturing debt:
2012	17,469,000
Total	17,469,000
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora II
Maturing debt:
2012	3,549,000
Total	3,549,000
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora III
Maturing debt:
2012	13,819,000
Total	13,819,000
Variable interest entity, not the primary beneficiary | PTI Boise LLC
Maturing debt:
2012	2,700,000
Total	2,700,000
Variable interest entity, not the primary beneficiary | PTI Westfield LLC
Maturing debt:
2012	7,350,000
Total	7,350,000
Variable interest entity, not the primary beneficiary | TDC Inland Lakemoor LLC
Maturing debt:
2012	22,105,000
Total	22,105,000
Variable interest entity, not the primary beneficiary | INP Retail LP
Maturing debt:
2012	22,800,000
2015	5,800,000
Thereafter	96,319,000
Total	124,919,000
Variable interest entity, not the primary beneficiary | IRC/IREX Venture II LLC
Maturing debt:
Thereafter	21,636,000
Total	$ 21,636,000